PROVISIONS - Narrative (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of other provisions [line items]
Outstanding borrowing amount	$ 1.7		$ 1.7
Restricted cash	42.2		38.6
IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of other provisions [line items]
Collateral, restricted cash guaranteeing asset retirement obligations			38.6
Doyon division including the Westwood mine2
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	132.3	$ 167.4	131.2	$ 167.4
Côté Gold Project
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 37.8	$ 47.9	$ 37.6	$ 47.9